Fair Value Measurements - Schedule of Fair Value on a Recurring Basis (Detail) - Collective Growth Corp [Member]	Dec. 31, 2020 USD ($)
Marketable securities held in Trust Account	$ 150,100,083
Level 1 [Member]
Marketable securities held in Trust Account	150,100,083
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrants and rights outstanding	28,875,000
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrants and rights outstanding	$ 13,100,813